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Scudder Money Market Series

Scudder Institutional Shares

Semiannual Report

November 30, 2002

Scudder
Institutional Shares

Scudder Money Market Series

Scudder Institutional Funds Client Services
222 South Riverside Plaza, 33rd Floor
Chicago, Illinois 60606-5808

Telephone: 800 537 3177
E-mail: ifunds@scudder.com
Web site: http://institutionalfunds.scudder.com

Investment Manager
Deutsch Investment Management Americas Inc.

Distributor
Scudder Distributors, Inc.

Custodian
State Street Bank and Trust Company

Fund Accounting Agent
Scudder Fund Accounting Corporation

Transfer Agent and Dividend Disbursing Agent
Scudder Service Corporation

Legal Counsel
Ropes & Gray

For more information, call or write the Distributor at the address above.

---------

Scudder Institutional Shares are not insured or guaranteed by the U.S. Government. The fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

This report is for the information of the shareholders. Its use in connection with any offering of the fund's shares is authorized only in case of a concurrent or prior delivery of the fund's current prospectus.

Contents

<Click Here> Letter from the Series' Portfolio Manager

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Privacy Statement

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Letter from the Series' Portfolio Manager

Dear Shareholder,

Yields of money market securities moved down from their already low levels following the Federal Open Market Committee (Fed) decision to reduce the federal funds rate by 50 basis points on November 6, 2002. Reflecting the Fed's action, Scudder Money Market Series - Institutional Shares' seven-day yield declined from 1.80 percent to 1.42 over the six months ended November 30, 2002. For its most recent semiannual period ended November 30, 2002, Institutional Shares returned 0.86 compared with the 0.72 average return of institutional money market funds according to Lipper, Inc.

Following a series of unfavorable economic reports during the fall of 2002, the fixed-income markets began to price short-term securities as if the Fed would cut interest rates by 25 basis points at its November 6 meeting. Instead, as stated above, the Fed cut rates by 50 basis points. We believe the Fed took more aggressive action because it wanted to jump-start an economy that it thought may be decelerating. Without much more room to lower rates, we believe that the Fed wanted to make a strong statement now and to tie the cut to potential fiscal policy changes that seem more likely now that Republicans control both houses of Congress. The Republican victory on election day may lead to higher defense spending, tax cuts and other measures that would be stimulative for the economy. The Fed might have wanted to lend its support by going for maximum impact.

In managing the portfolio, we focus on maintaining its average maturity within a target range and in selecting securities that will benefit the fund given current interest rate trends. As a result, we generally do not make large asset allocation shifts within the fund's portfolio. We attempt to maintain exposure to a broad selection of securities, including high-quality commercial paper, variable- and floating-rate securities, US government agency obligations, certificates of deposit and repurchase agreements.

Based on the position of the short-term yield curve, the fund has recently been purchasing money market instruments with three- to six-month maturities. We do not believe that the increase in yield from six- to 12-month securities warrants taking any additional interest rate risk at the present time. We do expect the yield curve to steepen (i.e., six- to 12-month yields to become more attractive) in the near future and are prepared to cautiously extend the average maturity of the fund at the appropriate time. Over the coming weeks, we will continue to seek competitive yields, maintain our conservative investment strategies and choose securities from only the highest-quality issuers.

Portfolio Maturity (Average number of days)

The impact of lower interest rates will work its way into the fund's yield gradually over the coming months. Higher-yielding securities purchased for the fund before the Fed rate cut will continue to benefit the fund's yield until these securities mature. At maturity, the proceeds will be reinvested in securities that reflect the current level of rates, which are likely to be lower given the Fed rate cut.

Because monetary policy changes typically take at least six months to affect the economy, it will take some time to know how effective the Fed's November action will be in moving the economy forward. In its statement accompanying the November rate cut, the Fed said that it was changing from a stimulative to a "neutral" stance, noting that it thought risks to the economy were equally balanced between inflation and slower growth. For this reason, we believe that short-term interest rates should remain relatively stable at least until mid-March 2003. Whether the Fed acts again depends on several factors, including holiday sales figures, consumer confidence and the potential conflict in Iraq.

In this context, we will maintain the fund's average maturity at a level that is consistent with high credit quality. In addition, we will look for attractive opportunities as they arise and seek to maintain as high a yield for the fund as is consistent with stability of principal.

Sincerely,

Darlene M. Rasel
Managing Director and Lead Portfolio Manager
Scudder Money Market Series

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Portfolio as of November 30, 2002 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 33.2%
Abbey National, 2.11%, 7/11/2003	100,000,000	100,000,000
ABN Amro Bank NV, 1.313%, 12/2/2002	300,000,000	300,000,000
ABN Amro Bank NV, 2.605%, 4/4/2003	50,000,000	50,000,837
Bank of Nova Scotia, 1.35%, 5/19/2003	50,000,000	50,000,000
Bank of Nova Scotia, 2.98%, 3/27/2003	22,000,000	22,043,807
Bank of Scotland PLC, 1.3%*, 4/30/2003	50,000,000	49,994,246
Bank of Scotland PLC, 2.21%, 2/18/2003	50,000,000	50,000,000
Bank of Scotland PLC, 2.48%, 3/31/2003	50,000,000	49,998,377
Barclays Bank PLC, 1.34%, 1/14/2003	215,000,000	215,000,000
Canadian Imperial Bank of Commerce, 1.313%, 12/2/2002	160,000,000	160,000,000
Canadian Imperial Bank of Commerce, 2.07%, 3/20/2003	30,000,000	30,008,766
Canadian Imperial Bank of Commerce, 2.5%, 3/4/2003	50,000,000	49,998,743
Canadian Imperial Bank of Commerce, 2.505%, 3/4/2003	50,000,000	50,000,629
Dresdner Bank AG, 1.33%, 2/10/2003	50,000,000	50,000,000
HSBC Bank PLC, 1.78%, 1/21/2003	50,000,000	50,000,000
ING Bank NV, 1.79%, 1/23/2003	70,000,000	70,000,000
Lloyds TSB Bank PLC, 2.29%, 2/24/2003	50,000,000	49,998,849
Natexis Banque Populaires, 1.345%, 2/18/2003	50,000,000	50,000,000
Natexis Banque Populaires, 1.54%, 2/6/2003	80,000,000	80,031,153
National Australia Bank Ltd., 1.98%, 4/30/2003	50,000,000	50,000,000
Norddeutsche Landesbank Girozentrale, 1.35%, 5/19/2003	100,000,000	100,000,000
Royal Bank of Canada, 2.305%, 2/24/2003	50,000,000	49,999,424
Royal Bank of Scotland PLC, 1.33%, 1/13/2003	70,000,000	70,000,000
Societe Generale, 1.32%, 12/2/2002	300,000,000	300,000,000
Southtrust Bank, 1.36%, 5/21/2003	70,000,000	70,000,000
Southtrust Bank, 1.4%, 5/8/2003	100,000,000	100,000,000
Svenska Handelsbanken, 2.5%, 6/13/2003	84,000,000	83,988,966
Toronto Dominion Bank, 1.345%*, 3/24/2003	39,000,000	39,000,000
Toronto Dominion Bank, 1.345%*, 4/23/2003	40,000,000	40,000,000
Toronto Dominion Bank, 1.96%, 7/29/2003	30,000,000	29,990,645
Toronto Dominion Bank, 2.49%, 7/14/2003	60,000,000	60,018,080
Toronto Dominion Bank, 2.735%, 3/18/2003	100,000,000	100,129,770
Unicredito Italiano, 1.79%, 1/21/2003	45,000,000	45,000,629
Westdeutsche Landesbank Girozentrale, 1.31%**, 2/11/2003	120,000,000	119,685,600
Westdeutsche Landesbank Girozentrale, 2.585%, 5/28/2003	50,000,000	50,133,211
Total Certificates of Deposit and Bank Notes (Cost $2,835,021,732)		2,835,021,732

Commercial Paper 53.0%
American Honda Finance Corp., 1.786%*, 6/12/2003	35,000,000	35,000,000
American Honda Finance Corp., 1.807%*, 10/23/2003	50,000,000	50,000,000
Asset Portfolio Funding Corp., 1.76%**, 12/20/2002	100,000,000	99,907,111
Associates Corp. of North America, 1.864%*, 6/26/2003	40,000,000	40,000,000
Associates Corp. of North America, 1.896%*, 6/15/2003	70,000,000	70,000,000
Bayerische Landesbank Girozentrale, 1.34%*, 5/20/2003	25,000,000	24,998,265
Beta Finance, Inc., 1.74%**, 1/27/2003	23,000,000	22,936,635
Beta Finance, Inc., 1.74%**, 2/3/2003	30,000,000	29,907,200
BNP Paribas, 2.215%, 2/18/2003	100,000,000	99,998,912
CC (USA), Inc., 1.79%**, 1/23/2003	45,000,000	44,881,413
Charta Corp., 1.33%**, 12/11/2002	40,000,000	39,985,222
CIT Group Holdings, Inc., 1.35%**, 12/11/2002	27,887,000	27,876,542
CIT Group Holdings, Inc., 1.78%**, 12/6/2002	25,000,000	24,993,819
CIT Group Holdings, Inc., 1.8%**, 12/3/2002	35,000,000	34,996,500
Compass Securitization LLC, 1.34%**, 12/6/2002	30,000,000	29,994,417
Corporate Receivables Corp., 1.37%**, 12/2/2002	45,000,000	44,998,288
Credit Suisse First Boston, Inc., 1.35%, 2/18/2003	150,000,000	150,000,000
Credit Suisse First Boston, Inc., 1.951%*, 12/6/2002	31,500,000	31,500,835
Delaware Funding Corp., 1.38%**, 12/4/2002	65,035,000	65,027,521
DEPFA Bank Europe PLC, 1.34%**, 2/13/2003	70,000,000	69,807,189
Dorada Finance, Inc., 1.34%**, 2/25/2003	55,000,000	54,823,939
Dresdner US Finance, Inc., 1.7%**, 1/7/2003	75,000,000	74,868,958
Falcon Asset Securitization Corp., 1.34%**, 1/15/2003	143,617,000	143,376,442
Falcon Asset Securitization Corp., 1.35%**, 1/14/2003	120,600,000	120,401,010
Falcon Asset Securitization Corp., 1.78%**, 12/2/2002	100,000,000	99,995,056
Falcon Asset Securitization Corp., 1.83%**, 1/10/2003	30,000,000	29,939,000
Fortis Funding LLC, 1.35%**, 5/6/2003	18,000,000	17,894,700
General Electric Capital Corp., 1.38%**, 12/2/2002	190,000,000	189,992,717
General Electric Capital Corp., 1.38%*, 1/22/2003	60,000,000	60,000,000
General Electric Capital International Funding, Inc., 1.72%**, 1/6/2003	100,000,000	99,828,000
General Electric Capital International Funding, Inc., 1.77%**, 1/30/2003	47,500,000	47,359,875
General Electric Capital International Funding, Inc., 1.78%**, 12/20/2002	100,000,000	99,906,056
Goldman Sachs Group, Inc., 1.86%*, 1/21/2003	20,000,000	20,000,000
Goldman Sachs Group, Inc., 1.909%, 2/5/2003	40,000,000	40,001,929
Greyhawk Funding LLC, 1.72%**, 1/10/2003	50,000,000	49,904,444
Household Finance Corp., 1.92%*, 12/20/2002	60,000,000	59,998,457
Jupiter Securitization Corp., 1.35%**, 1/16/2003	116,872,000	116,670,396
K2 (USA) LLC , 1.34%**, 2/18/2003	90,000,000	89,735,350
K2 (USA) LLC , 1.34%**, 5/13/2003	34,000,000	33,793,714
K2 (USA) LLC , 1.39%**, 5/27/2003	80,000,000	79,453,267
KBC Financial Products International Ltd., 1.33%**, 2/5/2003	75,000,000	74,817,125
KBC Financial Products International Ltd., 1.75%**, 1/28/2003	65,000,000	64,816,736
Kitty Hawk Funding Corp., 1.31%**, 12/19/2002	42,457,000	42,429,191
Kitty Hawk Funding Corp., 1.68%**, 12/17/2002	60,000,000	59,955,200
Mont Blanc Capital Corp., 1.33%**, 12/20/2002	80,346,000	80,289,602
Morgan Stanley Dean Witter & Co., 1.33%*, 5/22/2003	80,000,000	80,000,000
Morgan Stanley Dean Witter & Co., 1.34%**, 1/29/2003	125,000,000	124,725,486
Nordea Bank Finland PLC, 1.324%*, 9/10/2003	77,000,000	76,982,030
Nordea North America, Inc., 2.18%**, 3/7/2003	35,000,000	34,796,533
Old Line Funding Corp., 1.33%**, 1/17/2003	70,870,000	70,746,942
Pennine Funding LLC, 1.34%**, 2/14/2003	50,000,000	49,860,417
Perry Global Funding LLC, 1.34%**, 1/10/2003	35,000,000	34,947,889
Perry Global Funding LLC, 1.8%**, 1/28/2003	10,000,000	9,971,000
Preferred Receivables Funding Corp., 1.34%**, 1/15/2003	50,000,000	49,916,250
Quincy Capital Corp., 1.34%**, 12/16/2002	50,000,000	49,972,083
Salomon Smith Barney, Inc., 1.79%*, 4/28/2003	90,000,000	90,000,000
Scaldis Capital LLC, 1.74%**, 2/27/2003	40,000,000	39,829,867
Scaldis Capital LLC, 1.77%**, 1/7/2003	43,562,000	43,482,753
Scaldis Capital LLC, 1.78%**, 12/23/2002	47,376,000	47,324,465
Sheffield Receivables Corp., 1.77%**, 12/18/2002	50,000,000	49,958,208
Sheffield Receivables Corp., 1.79%**, 1/23/2003	10,000,000	9,973,647
Shell Finance PLC, 1.77%**, 1/9/2003	50,000,000	49,904,125
Sigma Finance, Inc., 2.52%, 2/28/2003	50,000,000	50,000,000
Societe Generale, 1.745%**, 12/6/2002	70,000,000	69,983,035
Spintab AB, 1.33%**, 2/12/2003	130,000,000	129,649,397
Swedish National Housing Finance Corp., 1.33%**, 2/13/2003	80,000,000	79,781,289
Tulip Funding Corp., 1.79%**, 1/23/2003	180,000,000	179,525,650
Verizon Global Funding Group, 1.886%*, 4/14/2003	120,000,000	119,995,624
Wal-Mart Stores, Inc., 4.375%, 8/1/2003	50,000,000	50,978,492
Wells Fargo, 1.868%*, 3/31/2003	22,000,000	22,007,940
Windmill Funding Corp., 1.35%**, 1/14/2003	25,000,000	24,958,750
Total Commercial Paper (Cost $4,526,332,905)		4,526,332,905

US Agency Obligations 3.0%
Federal Home Loan Bank, 1.24%*, 3/24/2003	75,000,000	74,988,435
Federal Home Loan Bank, 1.58%, 12/9/2003	100,000,000	100,000,000
Federal Home Loan Bank, 1.85%, 10/30/2003	30,000,000	30,000,000
Federal Home Loan Bank, 2.0%, 11/21/2003	50,000,000	50,000,000
Total US Agency Obligations (Cost $254,988,435)		254,988,435
Repurchase Agreements*** 10.8%
Goldman Sachs & Co., 1.3%, dated 11/29/2002, to be repurchased at $150,016,250 on 12/2/2002	150,000,000	150,000,000
JP Morgan Securities, Inc., 1.38%, dated 11/29/2002, to be repurchased at $238,027,370 on 12/2/2002	238,000,000	238,000,000
Morgan Stanley Dean Witter & Co., 1.33%, dated 11/29/2002, to be repurchased at $300,033,250 on 12/2/2002	300,000,000	300,000,000
Salomon Smith Barney, Inc., 1.38%, dated 11/29/2002, to be repurchased at $220,025,300 on 12/2/2002	220,000,000	220,000,000
State Street Bank and Trust Co., 1.3%, dated 11/29/2002, to be repurchased at $9,362,014 on 12/2/2002	9,361,000	9,361,000
Total Repurchase Agreements (Cost $917,361,000)		917,361,000
Total Investment Portfolio - 100.0% (Cost $8,533,704,072) (a)		8,533,704,072

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of November 30, 2002.
** Annualized yield at time of purchase; not a coupon rate.
*** Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) Cost for federal income tax purposes was $8,533,704,072.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $7,616,343,072)	$ 7,616,343,072
Repurchase agreements, at value (cost $917,361,000)	917,361,000
Cash	330,604
Interest receivable	20,049,618
Receivable for Fund shares sold	306,609,093
Total assets	8,860,693,387
Liabilities
Dividends payable	4,137,487
Payable for Fund shares redeemed	306,928,656
Accrued management fee	788,715
Other accrued expenses and payables	678,545
Total liabilities	312,533,403
Net assets, at value	$ 8,548,159,984
Net Assets
Net assets consist of: Undistributed net investment income	4,673
Accumulated net realized gain (loss)	(787,519)
Paid-in capital	8,548,942,830
Net assets, at value	$ 8,548,159,984

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2002 (Unaudited) (continued)
Net Asset Value
Prime Reserve Class AARP
Net asset value, offering and redemption price per share ($134,418,463 / 134,474,816 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00
Prime Reserve Class S
Net asset value, offering and redemption price per share ($51,444,378 / 51,447,979 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00
Premium Class AARP
Net asset value, offering and redemption price per share ($200,942,184 / 200,942,191 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00
Premium Class S Net asset value, offering and redemption price per share ($757,086,259 / 757,168,663 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00
Managed Shares Net asset value, offering and redemption price per share ($593,877,059 / 594,073,033 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00
Institutional Shares
Net asset value, offering and redemption price per share ($6,810,391,641 / 6,811,063,997 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2002 (Unaudited)
Investment Income
Income: Interest	$ 64,057,158
Expenses: Management fee	8,638,366
Administrative fee	4,907,598
Trustees' fees and expenses	80,139
Other	34,868
Total expenses, before expense reductions	13,660,971
Expense reductions	(6,590,588)
Total expenses, after expense reductions	7,070,383
Net investment income	56,986,775
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on investment transactions	207,096
Net increase (decrease) in net assets resulting from operations	$ 57,193,871

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2002 (Unaudited)	Year Ended May 31, 2002
Operations: Net investment income	$ 56,986,775	$ 221,354,457
Net realized gain (loss) on investment transactions	207,096	27,135
Net increase (decrease) in net assets resulting from operations	57,193,871	221,381,592
Distributions to shareholders from: Net investment income: Prime Reserve Class AARP	(962,358)	(4,273,840)
Prime Reserve Class S	(347,888)	(1,235,560)
Premium Class AARP	(1,494,319)	(4,855,119)
Premium Class S	(6,006,357)	(22,813,195)
Managed Shares	(4,824,378)	(15,989,610)
Institutional Shares	(43,346,802)	(172,188,635)
Fund share transactions: Proceeds from shares sold	42,774,280,642	150,464,136,140
Reinvestment of distributions	29,968,499	106,357,564
Cost of shares redeemed	(40,056,239,422)	(154,065,478,624)
Net increase (decrease) in net assets from Fund share transactions	2,748,009,719	(3,494,984,920)
Increase (decrease) in net assets	2,748,221,488	(3,494,959,287)
Net assets at beginning of period	5,799,938,496	9,294,897,783
Net assets at end of period (including undistributed net investment income of $4,673 at November 30, 2002)	$ 8,548,159,984	$ 5,799,938,496

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Institutional Shares
Years Ended May 31,	2002[a]	2002	2001	2000	1999[b]	1998[c]	1997[d]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.009	.026	.061	.056	.020	.054	.022
Distributions from net investment income	(.009)	(.026)	(.061)	(.056)	(.020)	(.054)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[e]	.86**	2.64	6.24[f]	5.74	2.03**	5.52	2.25**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6,810	3,919	7,169	3,350	1,806	1,066	338
Ratio of expenses before expense reductions (%)	.35*	.35	.34	.30[g]	.28*	.29	.31*
Ratio of expenses after expense reductions (%)	.15*	.15	.15	.15[g]	.14*	.18	.26*
Ratio of net investment income (%)	1.71*	2.69	6.05	5.73	4.87*	5.34	5.39*
[a] For the six months ended November 30, 2002 (Unaudited).
[b] For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.
[c] For the year ended December 31, 1998.
[d] For the period August 4, 1997 (commencement of sales of Institutional Shares) to December 31, 1997.
[e] Total returns would have been lower had certain expenses not been reduced.
[f] Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.
[g] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .30% and .15%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Money Market Series (the "Fund") is the diversified investment portfolio of Scudder Money Market Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options: Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares. Shares of Class AARP are designed for members of AARP. Prime Reserve Class S and Premium Class S shares of the Fund are generally not available to new investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2002, the Fund had a net tax basis capital loss carryforward of approximately $995,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2007 ($1,000), May 31, 2008 ($90,000), May 31, 2009 ($7,000) and May 31, 2010 ($897,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement (the "Management Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.25% of average daily net assets for the Fund, computed and accrued daily and payable monthly. For the six months ended November 30, 2002, the Advisor agreed to waive a portion of its investment management fee for the Fund by 0.15%. For the six months ended November 30, 2002, the Advisor did not impose fees of $5,197,455 and did impose fees of $3,440,911, which was equivalent to an annualized effective rate of 0.10% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.40%, 0.40%, 0.25%, 0.25%, 0.25% and 0.10% of the average daily net assets for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares, respectively, computed and accrued daily and payable monthly. For the six months ended November 30, 2002, the Advisor agreed to waive a portion of its administrative fee for the Managed Shares and Institutional Shares of the Fund by 0.05%. The administrative fee for the Managed Shares and Institutional Shares was equivalent to an annualized effective rate of 0.20% and 0.05%, respectively, of average daily net assets of each class.

Various third-party service providers, some which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for the shares of the Fund. Scudder Trust Company, an affiliate of the Advisor, provides subaccounting and recordkeeping services for the shareholders in certain retirement and employee benefit plans. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended November 30, 2002, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Fee Waived	Unpaid at November 30, 2002
Prime Reserve Class AARP	$ 282,015	$ -	$ 42,701
Prime Reserve Class S	102,162	-	17,048
Premium Class AARP	247,108	-	41,546
Premium Class S	991,026	-	163,388
Managed Shares	771,014	154,207	92,123
Institutional Shares	2,514,273	1,236,340	318,390
	$ 4,907,598	$ 1,390,547	$ 675,196

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investments Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Prime and Premium Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% of the first $6,000,000,000 of net assets, 0.06% of the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

C. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended November 30, 2002, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $2,586 for custodian credits earned.

D. Line of Credit

The Fund and several other affiliated Funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Fund Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2002		Year Ended May 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Prime Reserve Class AARP	27,209,651	$ 27,209,651	52,644,892	$ 52,644,919
Prime Reserve Class S	17,490,673	17,490,673	44,880,766	44,880,766
Premium Class AARP	80,887,356	80,887,356	167,075,777	167,076,089
Premium Class S	215,184,862	215,184,862	1,051,938,490	1,051,938,865
Managed	538,661,872	538,661,872	1,683,632,728	1,683,632,728
Institutional	41,894,846,258	41,894,846,228	147,463,961,005	147,463,962,773
		$ 42,774,280,642		$ 150,464,136,140
Shares issued to shareholders in reinvestment of distributions
Prime Reserve Class AARP	899,035	$ 899,035	3,888,284	$ 3,888,284
Prime Reserve Class S	333,281	333,281	1,182,467	1,182,470
Premium Class AARP	1,399,600	1,399,600	4,502,621	4,502,621
Premium Class S	5,409,129	5,409,129	20,473,226	20,473,226
Managed	837,597	837,597	2,184,331	2,184,331
Institutional	21,089,857	21,089,857	74,126,631	74,126,632
		$ 29,968,499		$ 106,357,564
Shares redeemed
Prime Reserve Class AARP	(39,543,142)	$ (39,543,142)	(127,643,574)	$ (127,643,574)
Prime Reserve Class S	(15,416,087)	(15,416,087)	(51,738,297)	(51,738,297)
Premium Class AARP	(69,276,569)	(69,276,569)	(169,083,646)	(169,083,647)
Premium Class S	(289,518,207)	(289,518,207)	(1,250,366,422)	(1,250,366,422)
Managed	(617,567,675)	(617,567,675)	(1,678,897,277)	(1,678,897,277)
Institutional	(39,024,917,742)	(39,024,917,742)	(150,787,749,408)	(150,787,749,407)
		$ (40,056,239,422)		$ (154,065,478,624)
Net increase (decrease)
Prime Reserve Class AARP	(11,434,456)	$ (11,434,456)	(71,110,398)	$ (71,110,371)
Prime Reserve Class S	2,407,867	2,407,867	(5,675,064)	(5,675,061)
Premium Class AARP	13,010,387	13,010,387	2,494,752	2,495,063
Premium Class S	(68,924,216)	(68,924,216)	(177,954,706)	(177,954,331)
Managed	(78,068,206)	(78,068,206)	6,919,782	6,919,782
Institutional	2,891,018,373	2,891,018,343	(3,249,661,772)	(3,249,660,002)
		$ 2,748,009,719		$ (3,494,984,920)

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes